Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of share capital

	December 31, 2023 and 2022
	Registered	Issued and Outstanding
	Number of Shares
Ordinary shares of ILS 0.01 par value each	990,000,000	2,282,124
Preferred shares of ILS 0.01 par value each	10,000,000	10,000,000